Non-adjusting events after the reporting period	12 Months Ended
Dec. 31, 2021
Non-adjusting events after the reporting period
Non-adjusting events after the reporting period

34 Non-adjusting events after the reporting period

(1)

In March 2022, the Company entered into, among other agreements, a Sponsor Forfeiture and Conversion Agreement and an amendment agreement to the Business Combination Agreement with, among others, PubCo and Artisan.

Pursuant to such agreements, Artisan’s sponsor and the Company’s shareholders will forfeit certain number of Class A ordinary shares in PubCo, and additional Class A ordinary shares are to be issued by PubCo to non-redeeming public shareholders of Artisan as well as the investors participating in the private placement of PubCo’s Class A ordinary shares and warrants in connection with the merger transactions (see note 1).

(2)

After the end of the reporting period, Prenetics HK reached agreements with its bankers for credit facilities in aggregate of $49,500,000. The credit facilities are guaranteed by the Company, charged over certain receivables and bear floating interest rate benchmarking HKD or USD loan interest rates of financial institutions in Hong Kong or United States.